UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

SMITH BARNEY CAPITAL PRESERVATION FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant's telephone number, including area code:
  (800) 451-2010 (FOR SMITH BARNEY)
  (800)-725-6666 (FOR SALOMON BROTHERS FUNDS)

Date of fiscal year end: OCTOBER 31, 2003
Date of reporting period: APRIL 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

               The SEMI-ANNUAL Report to Stockholders is filed herewith.

# SMITH BARNEY CAPITAL PRESERVATION FUND

SEMI-ANNUAL REPORT | APRIL 30, 2003

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.®

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Semi-Annual Report • April 30, 2003

SMITH BARNEY
CAPITAL PRESERVATION FUND

ALAN J. BLAKE
Alan has more than 25 years of securities business experience and co-manages the Fund’s equity investments.

HERSH COHEN
Hersh has more than 34 years of securities business experience and co-manages the Fund’s equity investments.

SANDIP A. BHAGAT
Sandip has more than 15 years of securities business experience and manages the Fund’s fixed-income investments and portfolio allocation.

FUND OBJECTIVE
The objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital.

FUND FACTS

FUND INCEPTION

April 3, 2002

What’s Inside

Letter From the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Notes to Financial Statements	8

Financial Highlights	13

Important Information for Investors	16

Your Serious Money. Professionally Managed.®   is a registered
service mark of Citigroup Global Markets Inc.

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

L E T T E R  F R O M   T H E   C H A I R M A N

R. JAY GERKEN

Chairman, President
and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that,“Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

Investors’ concerns about war and the economy caused the stock market to fluctuate throughout the past six months. However, the Smith Barney Capital Preservation Fund (“Fund”) remained predominantly invested in high-rated fixed-income securities and, therefore, was more defensively positioned than funds that had more significant exposure to stocks. This positioning was based in part on the Fund’s quantitative model that takes into account prevailing interest rates and other economic criteria to help the managers determine the Fund’s optimal asset allocation.

Since the war with Iraq ended, the stock market has gained considerable momentum during which time the quantitative model has allocated an increased exposure to equities.As of this writing, the Fund’s equity allocation has increased from 4.4% to 8.3% since the beginning of the reporting period (which is still a modest percentage of the Fund’s total net assets). Bear in mind that the terms of the Fund’s Financial Guarantee Agreement impose certain limitations, which limit the manager’s ability to change the Fund’s asset allocation.

Shareholders who remain in the Fund and reinvest all dividends and distributions will continue to be guaranteed their original investment (net of sales charges and redemptions) at the end of the Guarantee Period.1 Shareholders also have the ability at any time during the Guarantee Period to assess their market outlook and risk tolerance in order to determine if another investment option may be more suitable.As always, your financial adviser stands ready to provide you with experienced advice on how to address your investment objectives.

I invite you to read this report in full (see page 16 for information about the operations and risks of investing in the Fund). Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future.As always, thank you for entrusting your assets to us.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

[1] When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your initial investment (less sales charges) at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain Fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current NAV and the amount returned could be less than that invested. The guarantee is based on the amount invested as of the first day of the Guarantee Period and does not apply to any earnings realized during the Guarantee Period. As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate. After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal.Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.

1 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)	April 30, 2003

SHARES	SECURITY	VALUE

COMMON STOCK — 4.4%
Consumer Discretionary — 0.6%
29,833 Amazon Com, Inc. (a)		$855,312
57,721 AOL Time Warner, Inc. (a)		789,623
14,632 Comcast Corp. (a)		439,838
9,985 Costco Wholesale Corp. (a)		345,781
18,998 Delphi Corp.		159,583
5,957 Dow Jones & Co., Inc.		235,897
9,220 Fairmont Hotels Resorts, Inc.		211,322
5,712 Gannett Inc.		432,513
11,984 Home Depot, Inc.		337,110
19,869 Liberty Media Corp. (a)		218,559
13,128 McDonald’s Corp.		224,489
7,365 USA Interactive (a)		220,582
45,469 The Walt Disney Co.		848,452

		5,319,061

Consumer Staples — 0.5%
15,090 The Coca-Cola Co.		609,636
6,282 General Mills, Inc.		283,381
26,127 Gillette Co.		795,567
4,061 Hershey Foods Corp.		264,980
7,253 Kimberly-Clark Corp.		360,982
9,179 Kraft Foods, Inc.		283,631
4,583 Procter & Gamble Co.		411,783
7,163 Walgreen Co.		221,050
11,774 Wm. Wrigley Jr. Co.		667,704

		3,898,714

Energy — 0.2%
6,656 BP PLC, ADR		256,522
6,269 ChevronTexaco Corp.		393,756
5,612 ConocoPhillips		282,284
19,894 Encana Corp.		654,513
8,522 Exxon Mobil Corp.		299,974
4,253 Schlumberger Ltd.		178,328

		2,065,377

Financial Services — 0.8%
7,504 American International Group, Inc.		434,857
12,159 Bank One Corp.		438,332
22 Berkshire Hathaway, Inc. (a)		1,535,930
3,334 Chubb Corp.		176,335
12,099 Forest City Enterprises, Inc.		442,218
7,538 HSBC Holdings PLC, ADR		412,253
19,803 Merrill Lynch & Co., Inc.		812,913
12,766 Morgan Stanley		571,279
7,995 Old Republic International Corp.		244,647
13,084 The St. Joe Co.		383,361
13,167 St Paul Cos., Inc.		452,155
18,461 Wells Fargo & Co.		890,928

		6,795,208

See Notes to Financial Statements.

2  Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)	April 30, 2003

SHARES	SECURITY	VALUE

Health Care — 0.7%
13,794 Amgen Inc., (a)		$845,710
12,439 Eli Lilly & Co.		793,857
14,998 Genentech, Inc. (a)		569,774
10,157 Johnson & Johnson		572,449
17,323 Merck & Co., Inc.		1,007,852
46,747 Pfizer, Inc.		1,437,470
7,442 Wyeth		323,950

		5,551,062

Industrials — 0.5%
4,951 3M Co.		624,024
11,076 Burlington Northern Santa Fe Corp.		311,900
14,485 Canadian Pacific Railway, Ltd., Class 1		335,328
2,945 Dover Corp.		84,639
5,600 First Data Corp.		219,688
12,617 Florida East Coast Industry, Inc.		326,149
24,461 General Electric Co.		720,376
6,973 H & R Block, Inc.		269,297
15,565 Molex Inc.		315,970
10,256 Tyco International Ltd.		159,994
7,029 United Parcel Services, Inc.		436,641
7,788 Waste Management, Inc.		169,155

		3,973,161

Information Technology — 0.7%
41,327 CIENA Corp. (a)		201,262
27,983 Cisco Systems, Inc. (a)		420,864
28,904 Corning Inc., (a)		156,660
30,283 Dell Computer Corp. (a)		875,482
42,608 Intel Corp.		783,987
22,858 Juniper Networks, Inc. (a)		233,609
4,998 Mettler-Toledo International, Inc. (a)		177,429
36,670 Microsoft Corp.		937,652
39,972 Motorola, Inc.		316,179
7,651 Sybase, Inc. (a)		97,933
41,800 Texas Instruments Inc.		772,882
14,077 VERITAS Software Corp. (a)		309,835
13,253 Vishay Intertechnology, Inc. (a)		165,663
19,756 Western Digital Corp. (a)		184,323
20,820 Xilinx, Inc. (a)		563,597

		6,197,357

Materials — 0.2%
11,455 Alcoa Inc.		262,663
8,518 E. I. Du Pont de Nemour & Co.		362,271
6,138 Nucor Corp.		250,737
6,438 PPG Industries Inc.		312,307
5,590 Weyerhaeuser Co.		277,208

		1,465,186

See Notes to Financial Statements.

3  Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)	April 30, 2003

SHARES	SECURITY	VALUE

Telecommunication Services — 0.1%
21,552	SBC Communications, Inc.	$503,455
13,489	Verizon Communications, Inc.	504,219

		1,007,674

Utilities — 0.1%
5,923	Allegheny Energy, Inc. (a)	49,161
9,690	Ameren Corp.	397,096
5,177	American Electric Power, Inc.	136,569
5,768	PPL Corp.	208,802

		791,628

	TOTAL COMMON STOCK
	(Cost — $40,297,025)	37,064,428

FACE
AMOUNT	SECURITY	VALUE

U.S. TREASURY OBLIGATIONS — 93.0%
	United States Treasury Strip Notes
646,159,000	due 5/15/07	583,767,179
219,250,000	due 8/15/07	195,758,240

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $719,781,150)	779,525,419

SHORT-TERM OBLIGATIONS — 2.6%
17,000,000	United States Treasury Bill (b)
	due 6/12/03 (Cost — $16,978,382)	16,978,801
4,335,000	State Street Repurchase Agreement 1.20% due 5/1/03
	Proceeds at maturity — $4,335,145;
	(Fully collateralized by US Treasury Bonds, 6.25% due 8/15/23;
	Market Value — $4,425,494) (Cost — $4,335,000)	4,335,000

	TOTAL SHORT-TERM OBLIGATIONS
	(Cost — $21,313,382)	21,313,801

	TOTAL INVESTMENTS — 100%
	(Cost — $781,391,557*)	$837,903,648

(a)	Non-income producing security
(b)	Security is segregated as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

4   Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)	April 30, 2003

ASSETS:
Investments, at value (Cost — $781,391,557)	$837,903,648
Cash	2,087
Receivable for investments sold	3,965,803
Dividend and interest receivable	37,493

Total Assets	841,909,031

LIABILITIES:
Payable for shares of beneficial interest repurchased	1,393,451
Management fee payable (Note 2)	516,831
Distribution fees payable (Note 2)	620,997
Accrued expenses and other liabilities	1,049,624

Total Liabilities	3,580,903

Total Net Assets	$838,328,128

NET ASSETS:
Par value of shares of beneficial interest	$739
Capital paid in excess of par value	842,407,398
Undistributed net investment income	3,248,343
Accumulated net realized loss from security transactions,
foreign currency transactions and futures contracts	(64,109,575)
Net unrealized appreciation on investments and futures contracts	56,781,223

Total Net Assets	$838,328,128

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($110,286,239/9,697,002 shares outstanding)	$11.37
Offering Price per share ($11.37 ÷ 0.95)	$11.97	*

Class B Shares:
Net Asset Value per share and offering price ($585,669,613/51,677,260 shares outstanding)	$11.33	**

Class L Shares:
Net Asset Value per share ($142,372,276/12,561,201 shares outstanding)	$11.33	**
Offering Price per share ($11.33 ÷ 0.99)	$11.44

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

5 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2003

INVESTMENT INCOME:
Interest	16,270,152
Dividends	377,973
Less: Foreign withholding tax	(1,751)

Total Investment Income	16,646,374

EXPENSES:
Management fees (Note 2)	3,169,957
Guarantee fees (Note 8)	3,169,957
Distribution fees Class A (Note 2)	139,884
Distribution fees Class B (Note 2)	2,941,307
Distribution fees Class L (Note 2)	725,765
Transfer agent fees	509,803
Legal fees	175,500
Shareholder reports	89,500
Custody and fund accounting fees	38,187
Audit fees	7,500
Blue sky fees	6,572
Trustees fees	3,490
Other	8,355

Total Expenses	10,985,777

Net Investment Income	5,660,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss from investments (excluding short-term securities) and futures contracts	(5,662,970)
Increase in net unrealized appreciation on investments and futures contracts	7,142,107

Net Gain (Loss) on Investments and Futures Contracts	1,479,137

Increase in Net Assets From Operations	$7,139,734

See Notes to Financial Statements.

6   Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

		For the Period
	Six Months	April 3, 2002
	Ended	(Commencement
	April 30, 2003	of Operations) to
	(unaudited)	October 31, 2002

OPERATIONS:
Net investment income	$5,660,597	$4,492,608
Net realized loss from investments (excluding short-term securities),
foreign currency transactions and futures contracts	(5,662,970)	(58,446,822)
Increase in net unrealized appreciation on investments and
futures contracts	7,142,107	49,639,116

Increase (Decrease) in Net Assets From Operations	7,139,734	(4,315,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A	(1,422,983)	(50,155)
Net investment income Class B	(5,295,810)	(146,586)
Net investment income Class L	(1,297,157)	(40,815)

Decrease in Net Assets From Distributions to Shareholders	(8,015,950)	(237,556)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 10):
Class A
Net proceeds from sale of shares	—	120,976,230
Net asset value of shares issued to shareholders from reinvestment
of distributions	1,376,693	48,804
Cost of shares repurchased	(7,428,723)	(4,336,477)

Total Class A	(6,052,030)	116,688,557

Class B
Net proceeds from sale of shares	—	630,840,688
Net asset value of shares issued to shareholders from reinvestment
of distributions	5,023,063	138,420
Cost of shares repurchased	(23,830,210)	(22,501,169)

Total Class B	(18,807,147)	608,477,939

Class L
Net proceeds from sale of shares	—	161,021,392
Net asset value of shares issued to shareholders from reinvestment
of distributions	1,229,400	38,113
Cost of shares repurchased	(9,279,463)	(9,559,763)

Total Class L	(8,050,063)	151,499,742

Net Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	(32,909,240)	876,666,238

Increase (Decrease) in Net Assets	(33,785,456)	872,113,584
NET ASSETS:
Beginning of period	872,113,584	—

End of period*	$838,328,128	$872,113,584

* Includes undistributed net investment income of:	$3,248,343	$5,603,696

See Notes to Financial Statements.

7   Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies
The Smith Barney Capital Preservation Fund (the “Fund”), a separate series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund commenced operations on April 3, 2002.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Equity securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the board of trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the accounting records are maintained in U.S. dollars.All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation (although the Fund generally does not expect to hold investments denominated in foreign currencies). Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. For the year ended October 31, 2002, the Fund reclassified $1,348,861 from paid in capital to undistributed net investment income; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement, Distribution Agreement and Other Transactions
Smith Barney Fund Management LLC (“SBFM”), a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund paid SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets during

8 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

the Guarantee Period. The management fee is calculated daily and paid monthly. The management fees amounted to $3,169,957 for the six months ended April 30, 2003.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Global Fund Services (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $293,974 to CTB and PSS.

Citigroup Global Markets Inc. (“CGM”) (formerly known as Salomon Smith Barney Inc.), and PFS Distributors, Inc. both of which are subsidiaries of Citigroup, act as the Fund’s distributor. Certain other broker-dealers also continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates received brokerage commissions of $0 for the Fund’s portfolio agency transactions.

There was a maximum initial sales charge of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.

For the six months ended April 30, 2003, CDSCs paid to SSB were approximately:

	Class A	Class B	Class L

CDSCs	$—	$464,000	$39,000

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A, B and L shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees were:

	Class A	Class B	Class L

Distribution Plan Fees	$139,884	$2,941,307	$725,765

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments
For the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$51,900,061

Sales	$105,176,761

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,581,218
Gross unrealized depreciation	(4,069,127)

Net unrealized appreciation	$56,512,091

9 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

4. Income Tax Information and Distributions to Shareholders
At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$6,069,298

Accumulated capital gains (losses)	$(57,163,290)

Unrealized appreciation/depreciation	$48,355,801

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year was:

Ordinary income	$237,556

5. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker.Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a coun-terparty fail to perform under such contracts.

Futures contracts which were open at April 30, 2003 are as follows:

		Aggregate
	Number of	Face Value	Expiration	Unrealized
Contracts	Contracts	of Contracts	Date	Gain/(Loss)

S & P Index Futures (Buy)	66	16,500,000	June 2003	$269,132

6. Option Contracts
Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid.When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2003, the Fund held no purchased call options or purchased put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.When a written option expires, the Fund realizes a gain equal to the amount of the premium received.When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon

10 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received.When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise.When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid.The Fund enters into options for hedging purposes.The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

No written covered call/put option transactions occurred during the six months ended April 30, 2003.

7. Repurchase Agreements
The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price.The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8.The Guarantee
Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on May 13, 2002, less certain expenses.The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund.The Fund pays to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy.The guarantee fees amounted to $3,169,957 for the six months ended April 30, 2003. Please see the prospectus for more information relating to the guarantee arrangement.

9. Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.Translation of foreign currency includes net exchange gains and losses resulting from the disposition of foreign currency and the difference between the amount of investment income, expenses and foreign withholding taxes recorded and the actual amount received or paid.

11 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

10. Shares of Beneficial Interest
At April 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. At April 30, 2003, total paid-in capital amounted to the following for each class:

	Class A	Class B	Class L

Total paid-in Capital	$110,458,635	$588,728,852	$143,220,650

Transactions in shares of each class were as follows:

		For the Period April 3, 2002
		(Commencement of
	Six Months Ended	Operations) to
	April 30, 2003	October 31, 2002

Class A
Shares sold	—	10,613,282
Shares issued on reinvestment	123,249	4,281
Shares reacquired	(658,823)	(384,987)

Net Increase (Decrease)	(535,574)	10,232,576

Class B
Shares sold	—	55,334,410
Shares issued on reinvestment	450,095	12,142
Shares reacquired	(2,120,103)	(1,999,284)

Net Increase (Decrease)	(1,670,008)	53,347,268

Class L
Shares sold	—	14,124,886
Shares issued on reinvestment	110,063	3,343
Shares reacquired	(825,816)	(851,275)

Net Increase (Decrease)	(715,753)	13,276,954

11.Trustee Retirement Plan
The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.The Fund’s allocable share of the expenses of the Plan for the period ended April 30, 2003 and the related liability at April 30, 2003 was not material.

12. Capital Loss Carryforward
At October 31, 2002, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $57,163,000 available to offset future capital gains expiring October 31, 2010.To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

12 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Financial Highlights
For a share of each class of Capital Stock:

			For the Period April 3, 2002
	Six Months Ended		(Commencement of
	April 30, 2003		Operations) to
Class A Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.38		$11.40

Income (Loss) From Operations:
Net investment income†	0.111		0.099
Net realized and unrealized gain (loss)	0.021		(0.109)

Total Income (Loss) From Operations	0.132		(0.010)

Less Distributions From:
Net investment income	(0.142)		(0.010)
Net realized gains	—		—

Total Distributions	(0.142)		(0.010)

Net Asset Value, End of Period	$11.37		$11.38

Total Return	1.18	%**	(0.09	)%**

Net Assets, End of Period (000s)	$110,286		$116,466

Ratios to Average Net Assets:
Expenses	1.95	%*	1.82	%*
Net investment income	1.99	%*	1.59	%*

Portfolio Turnover Rate	6%		47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:
Net investment income per share†	0.111		0.090
Ratios:
Expenses to average net assets	1.95	%*	1.97	%*
Net investment income to average net assets	1.99	%*	1.44	%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

13 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Financial Highlights (continued)
For a share of each class of Capital Stock:

			For the Period April 3, 2002
	Six Months Ended		(Commencement of
	April 30, 2003		Operations) to
Class B Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.34		$11.40

Income (Loss) From Operations:
Net investment income†	0.069		0.055
Net realized and unrealized gain (loss)	0.021		(0.109)

Total Income (Loss) From Operations	0.090		(0.054)

Less Distributions From:
Net investment income	(0.100)		(0.006)
Net realized gains	—		—

Total Distributions	(0.100)		(0.006)

Net Asset Value, End of Period	$11.33		$11.34

Total Return	0.81	%**	(0.48	)%**

Net Assets, End of Period (000s)	$585,670		$605,061

Ratios to Average Net Assets:
Expenses	2.70	%*	2.52	%*
Net investment income	1.24	%*	0.87	%*

Portfolio Turnover Rate	6%		47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:
Net investment income per share†	$0.069		$0.046
Ratios:
Expenses to average net assets	2.70	%*	2.66	%*
Net investment income to average net assets	1.24	%*	0.73	%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

Financial Highlights (continued)

For a share of each class of Capital Stock:

			For the Period April 3, 2002
	Six Months Ended		(Commencement of
	April 30, 2003		Operations) to
Class L Shares	(unaudited)		October 31, 2002

Net Asset Value, Beginning of Period	$11.34		$11.40

Income (Loss) From Operations:
Net investment income†	0.069		0.055
Net realized and unrealized gain (loss)	0.020		(0.109)

Total Income (Loss) From Operations	0.089		(0.054)

Less Distributions From:
Net investment income	(0.099)		(0.006)
Net realized gains	—		—

Total Distributions	(0.099)		(0.006)

Net Asset Value, End of Period	$11.33		$11.34

Total Return	0.80	%**	(0.48	)%**

Net Assets, End of Period (000s)	$142,372		$150,586

Ratios to Average Net Assets:
Expenses	2.70	%*	2.52	%*
Net investment income	1.24	%*	0.87	%*

Portfolio Turnover Rate	6%		47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:
Net investment income per share†	$0.069		$0.046
Ratios:
Expenses to average net assets	2.70	%*	2.66	%*
Net investment income to average net assets	1.24	%*	0.73	%*

15 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

Important Information For Investors

  Your ability to receive the Guaranteed Amount depends on the financial condition of Ambac Assurance Corporation and the Fund. Of course, Ambac’s credit rating may change, and Ambac may be unable to pay the Guaranteed Amount if called upon to do so.
  The guarantee does not ensure that you will achieve an increase in the value of your initial investment.
  The guarantee assumes that you will not redeem your shares during the five-year Guarantee Period. Although you may remove money from the Fund at any time during the Guarantee Period, any withdrawals, including dividends and distributions received in cash, will reduce your Guaranteed Amount.
  If you sell your shares during the Guarantee Period, shares are redeemed at the current NAV, which may be more or less than your original investment.
  Use of the fixed-income component will reduce the Fund’s ability to participate in upward equity market movements. You should be willing to accept reduced equity participation during the Guarantee Period.
  In certain market conditions, the Fund may be invested entirely in zero coupon bonds.The market value of zero coupon bonds generally is more volatile than the market value of fixed income securities with similar maturities that pay interest periodically. In addition, you may be required to pay U.S. income tax on the imputed interest from the Fund’s zero-coupon bond holdings as it accrues.
  After the Guarantee Period ends, if the Fund continues its operations, you will no longer be protected by the guarantee and will be subject to possible loss of principal.

16 Smith Barney Capital Preservation Fund | 2003 Semi-Annual Report to Shareholders

SMITH BARNEY
CAPITAL PRESERVATION FUND

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn R.
Jay Gerken*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

OFFICERS
R. Jay Gerken*
President and Chief
Executive Officer

Lewis E. Daidone*
Senior Vice President and Chief
Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets, Inc. PFS Distributors, Inc.

CUSTODIAN
State Street Bank & Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island 02940-9662

*Affiliated Person of Investment Manager

Smith Barney Capital Preservation Fund

This report is submitted for the general information of shareholders of Smith Barney Capital Preservation Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund’s investment policies and expenses as well as other pertinent information. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CAPITAL PRESERVATION FUND
Smith Barney Mutual Funds
125 Broad Street 10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02570 6/03	03-4996

ITEM 2.  CODE OF ETHICS.
         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
         END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a)   The registrant's principal executive officer and
                principal financial officer have concluded that the
                registrant's disclosure controls and procedures (as
                defined in Rule 30a-2(c) under the Investment Company
                Act of 1940, as amended) are effective based on their
                evaluation of the disclosure controls and procedures
                as of a date within 90 days of the filing date of
                this document.
          (b)   In the last 90 days, there have been no significant
                changes in the Registrant's internal controls or in
                other factors that could significantly affect these
                controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

          Exhibit 99.CERT        Certifications pursuant to section 302 of the
                                 Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT     Certifications pursuant to Section 906 of the
                                 Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY CAPITAL PRESERVATION FUND

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         CHIEF EXECUTIVE OFFICER OF
         SMITH BARNEY CAPITAL PRESERVATION FUND
DATE:    JUNE 13, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         CHIEF EXECUTIVE OFFICER OF
         SMITH BARNEY CAPITAL PRESERVATION FUND

Date:

By:      /s/LEWIS E. DAIDONE
         CHIEF ADMINISTRATIVE OFFICER OF
         SMITH BARNEY CAPITAL PRESERVATION FUND

DATE:    JUNE 13, 2003